Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions
7. Related Party Transactions:
Certain Plan investments are shares of mutual funds managed by VFTC. VFTC is the trustee as defined by the Plan and therefore, these transactions qualify as party-in-interest transactions. The Plan holds shares of common stock in the Parent Company, representing qualifying employer securities as defined by ERISA. The Plan held qualifying employer securities valued at $323,303 and $243,862 at December 31, 2025 and 2024, respectively.
Notes to participants also qualify as party-in-interest transactions. Participant notes receivable were $3,413,165 and $2,855,791 as of December 31, 2025 and 2024, respectively. Fees paid to VFTC by Plan participants for note administration are reflected within administrative expenses in the Statements of Changes in Net Assets Available for Benefits. Including investment advisory fees paid by Plan participants, administrative expenses totaled $134,196 and $116,660 for the years ended December 31, 2025 and 2024, respectively.
Several of the mutual funds managed by VFTC and included under the Plan offer revenue credits as part of what is built into their expense ratio. These revenue credits are used to offset and reduce the administrative and recordkeeping fees of the Plan.